AB Active ETFs, Inc.

AB Short Duration High Yield ETF

Portfolio of Investments

August 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 78.5%
Industrial – 69.2%
Basic – 5.2%
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	7,048	$6,787,506
Alumina Pty Ltd. 6.125%, 03/15/2030(a)		7	7,132
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (b)		2,450	1,213,229
11.175% (10.425% Cash or 11.175% PIK or 6.425% Cash and 4.75% PIK), 09/30/2029(a) (b) (c)		949	889,156
Cerdia Finanz GmbH 9.375%, 10/03/2031(a)		380	403,005
Champion Iron Canada, Inc. 7.875%, 07/15/2032(a)		398	415,317
Constellium SE 3.75%, 04/15/2029(a)		1,105	1,048,126
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		4,711	4,704,405
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,974	2,883,055
Fortescue Treasury Pty Ltd. 4.50%, 09/15/2027(a)		3,299	3,261,622
5.875%, 04/15/2030(a)		394	401,076
Guala Closures SpA 5.975% (EURIBOR 3 Month + 4.00%), 06/29/2029(a) (d)	EUR	600	708,564
INEOS Finance PLC 7.50%, 04/15/2029(a)	U.S.$	4,735	4,744,281
INEOS Quattro Finance 2 PLC 6.75%, 04/15/2030(a)	EUR	1,103	1,206,251
Inversion Escrow Issuer LLC 6.75%, 08/01/2032(a)	U.S.$	1,404	1,390,395
Novelis Corp. 4.75%, 01/30/2030(a)		1,236	1,189,341
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	115,943
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)		187	218,846
5.375%, 11/01/2026(a)	U.S.$	3,089	3,071,671
6.392% (EURIBOR 3 Month + 4.38%), 11/01/2026(a) (d)	EUR	318	373,164
SNF Group SACA 3.125%, 03/15/2027(a)	U.S.$	1,989	1,931,598
SunCoke Energy, Inc. 4.875%, 06/30/2029(a)		2,490	2,274,665
Toucan FinCo Ltd./Toucan FinCo Can., Inc./Toucan FinCo US LLC 8.25%, 05/15/2030(a)	EUR	113	129,386

	Principal Amount (000)		U.S. $ Value

WR Grace Holdings LLC 4.875%, 06/15/2027(a)	U.S.$	2,688	$2,666,926

			42,034,660

Capital Goods – 8.7%
Arcosa, Inc. 4.375%, 04/15/2029(a)		2,896	2,813,522
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		2,702	2,553,660
6.00%, 06/15/2027(e)		1,300	1,300,039
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		814	838,534
6.25%, 03/15/2033(a)		30	31,025
Ball Corp. 2.875%, 08/15/2030		1,455	1,315,989
6.00%, 06/15/2029		404	413,979
Bombardier, Inc. 6.00%, 02/15/2028(a)		2,251	2,257,303
7.25%, 07/01/2031(a)		884	931,930
7.50%, 02/01/2029(a)		2,585	2,699,800
7.875%, 04/15/2027(a)		72	72,336
8.75%, 11/15/2030(a)		905	976,975
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		5,105	5,082,742
Dycom Industries, Inc. 4.50%, 04/15/2029(a)		3	2,927
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		1,539	1,574,782
EnerSys 4.375%, 12/15/2027(a)		1,214	1,195,317
Esab Corp. 6.25%, 04/15/2029(a)		2,580	2,652,988
GFL Environmental, Inc. 4.00%, 08/01/2028(a)		403	392,808
6.75%, 01/15/2031(a)		507	529,795
Griffon Corp. 5.75%, 03/01/2028		3,106	3,099,912
IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(a)	EUR	650	756,937
LSB Industries, Inc. 6.25%, 10/15/2028(a) (c)	U.S.$	4,694	4,663,818
Luna 2 5SARL 5.50%, 07/01/2032(a)	EUR	266	315,973
Madison IAQ LLC 5.875%, 06/30/2029(a)	U.S.$	6,098	6,030,495
Maxam Prill SARL 7.75%, 07/15/2030(a)		4,849	4,729,666
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		5,619	5,529,321

	Principal Amount (000)		U.S. $ Value

Moog, Inc. 4.25%, 12/15/2027(a)	U.S.$	5,078	$5,007,162
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		1,072	1,031,285
Silgan Holdings, Inc. 2.25%, 06/01/2028	EUR	412	467,841
Spirit AeroSystems, Inc. 9.375%, 11/30/2029(a)	U.S.$	2,105	2,229,448
Terex Corp. 5.00%, 05/15/2029(a)		581	571,687
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	210,816
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	1,577	1,571,891
TransDigm, Inc. 4.875%, 05/01/2029		432	424,310
6.375%, 03/01/2029(a)		3,154	3,230,642
6.75%, 08/15/2028(a)		2,775	2,835,412
6.875%, 12/15/2030(a)		235	243,890
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		663	686,795

			71,273,752

Communications - Media – 4.5%
AMC Networks, Inc. 10.25%, 01/15/2029(a)		1,420	1,477,510
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	442	538,324
8.125%, 05/01/2029(a)	U.S.$	734	763,389
Cable One, Inc. 4.00%, 11/15/2030(a)		1,245	1,029,005
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125%, 05/01/2027(a)		50	49,756
6.375%, 09/01/2029(a)		519	526,920
Clear Channel Outdoor Holdings, Inc. 7.125%, 02/15/2031(a)		1,149	1,166,764
CSC Holdings LLC 5.375%, 02/01/2028(a)		1,973	1,818,120
5.50%, 04/15/2027(a)		491	472,563
6.50%, 02/01/2029(a)		233	183,490
Discovery Communications LLC 4.125%, 05/15/2029		3,357	3,183,275
DISH DBS Corp. 5.25%, 12/01/2026(a)		2,160	2,095,502
5.75%, 12/01/2028(a)		754	709,054
EW Scripps Co. (The) 9.875%, 08/15/2030(a)		795	747,268
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		1,179	677,902
6.75%, 10/15/2027(a)		2,212	1,376,107
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		1,243	1,249,339

	Principal Amount (000)		U.S. $ Value

Millennium Escrow Corp. 6.625%, 08/01/2026(a)	U.S.$	748	$714,146
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		67	55,049
Sirius XM Radio LLC 4.00%, 07/15/2028(a)		837	808,776
4.125%, 07/01/2030(a)		1,762	1,639,118
Stagwell Global LLC 5.625%, 08/15/2029(a)		30	28,934
Summer BC Holdco B SARL 5.875%, 02/15/2030(a)	EUR	196	227,757
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	972	964,593
4.75%, 03/15/2026(a)		546	546,038
Univision Communications, Inc. 7.375%, 06/30/2030(a)		2,600	2,624,180
8.50%, 07/31/2031(a)		840	866,561
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		3,649	3,148,175
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		4,304	3,795,741
Ziggo BV 4.875%, 01/15/2030(a)		2,965	2,781,733

			36,265,089

Communications - Telecommunications – 1.5%
Altice Financing SA 5.00%, 01/15/2028(a)		1,198	977,915
Altice France SA 5.125%, 07/15/2029(e)		2,839	2,425,869
5.50%, 01/15/2028(e)		489	430,393
5.50%, 10/15/2029(e)		1,902	1,631,669
8.125%, 02/01/2027(e)		588	546,999
EchoStar Corp. 10.75%, 11/30/2029		2,131	2,294,000
Level 3 Financing, Inc. 10.75%, 12/15/2030(a)		367	415,799
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	1,164	1,363,524
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	1,308	1,306,156
United Group BV 6.286% (EURIBOR 3 Month + 4.25%), 02/01/2029(a) (d)	EUR	210	246,437
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/01/2031(a)	U.S.$	752	783,321

			12,422,082

Consumer Cyclical - Automotive – 3.7%
Adient Global Holdings Ltd. 8.25%, 04/15/2031(a)		3,024	3,184,605

	Principal Amount (000)		U.S. $ Value

American Axle & Manufacturing, Inc. 6.50%, 04/01/2027	U.S.$	43	$43,117
6.875%, 07/01/2028		2,067	2,065,822
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		2,056	1,998,453
Dana, Inc. 5.625%, 06/15/2028		165	164,870
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		100	94,920
5.25%, 07/15/2031		3,916	3,709,783
6.625%, 07/15/2030		2,216	2,253,783
IHO Verwaltungs GmbH 6.375% (6.375% Cash or 7.1250% PIK), 05/15/2029(a) (b)		662	665,787
6.75% (6.75% Cash or 7.50% PIK), 11/15/2029(a) (b)	EUR	520	645,581
7.75% (7.75% Cash or 8.50% PIK), 11/15/2030(a) (b)	U.S.$	1,427	1,482,967
Nissan Motor Acceptance Co. LLC 1.85%, 09/16/2026(a)		450	432,652
5.30%, 09/13/2027(a)		618	614,484
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		803	784,836
4.81%, 09/17/2030(a)		438	409,298
7.75%, 07/17/2032(a)		3,200	3,352,128
PM General Purchaser LLC 9.50%, 10/01/2028(a)		5,026	3,943,048
Qnity Electronics, Inc. 6.25%, 08/15/2033(a)		428	442,419
Tenneco, Inc. 8.00%, 11/17/2028(a)		1,422	1,422,355
ZF Europe Finance BV 2.00%, 02/23/2026(a) (c)	EUR	300	348,137
ZF Finance GmbH Series E 3.00%, 09/21/2025(a)		200	233,959
ZF North America Capital, Inc. 6.875%, 04/14/2028(a)	U.S.$	234	236,623
6.875%, 04/23/2032(a)		982	940,962
7.125%, 04/14/2030(a)		845	839,237

			30,309,826

Consumer Cyclical - Entertainment – 2.3%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		2,305	2,262,703
Carnival Corp. 5.75%, 01/15/2030(a)	EUR	189	239,228
5.75%, 03/15/2030(a)	U.S.$	1,259	1,289,845
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	528,115
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)	U.S.$	679	695,181

	Principal Amount (000)		U.S. $ Value

Live Nation Entertainment, Inc. 3.75%, 01/15/2028(a)	U.S.$	2,695	$2,632,368
Merlin Entertainments Group US Holdings, Inc. 7.375%, 02/15/2031(a)		1,192	1,017,753
Motion Finco SARL 7.375%, 06/15/2030(a)	EUR	203	210,961
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	283	283,354
NCL Finance Ltd. 6.125%, 03/15/2028(a)		173	175,983
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		4,562	4,478,424
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		932	936,763
Viking Cruises Ltd. 5.875%, 09/15/2027(a)		832	832,283
9.125%, 07/15/2031(a)		729	785,293
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	226,950
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		2,244	2,231,837

			18,827,041

Consumer Cyclical - Other – 6.6%
AmeriTex HoldCo Intermediate LLC 7.625%, 08/15/2033(a)		1,373	1,417,622
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		3,529	3,241,881
Builders FirstSource, Inc. 5.00%, 03/01/2030(a)		205	202,845
Cirsa Finance International SARL 6.50%, 03/15/2029(a)	EUR	668	814,546
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029(a)	U.S.$	560	537,404
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(a)		985	898,665
3.75%, 05/01/2029(a)		2,274	2,182,881
4.00%, 05/01/2031(a)		645	607,590
5.875%, 04/01/2029(a)		3,092	3,151,150
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)		1,925	1,791,867
5.00%, 06/01/2029(a)		5,154	4,985,155
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		7,265	7,022,204
MGM Resorts International 5.50%, 04/15/2027		250	251,570

	Principal Amount (000)		U.S. $ Value

Miller Homes Group Finco PLC 6.286% (EURIBOR 3 Month + 4.25%), 10/15/2030(a) (d)	EUR	194	$230,431
7.00%, 05/15/2029(a)	GBP	276	374,299
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 8.25%, 04/15/2030(a)	U.S.$	2,180	2,252,223
Playtech PLC 5.875%, 06/28/2028(a)	EUR	620	746,596
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	1,110	1,095,881
Standard Industries, Inc./NY 3.375%, 01/15/2031(a)		537	488,095
4.375%, 07/15/2030(a)		3,159	3,028,091
4.75%, 01/15/2028(a)		1,847	1,830,044
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		22	22,306
5.875%, 06/15/2027(a)		3,747	3,778,138
Thor Industries, Inc. 4.00%, 10/15/2029(a)		4,866	4,606,545
Travel & Leisure Co. 4.50%, 12/01/2029(a)		3,291	3,188,880
6.625%, 07/31/2026(a)		2,634	2,657,601
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/2028(a)		2,884	2,817,870

			54,222,380

Consumer Cyclical - Restaurants – 1.1%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		1,208	1,151,115
3.875%, 01/15/2028(a)		2,378	2,315,625
4.00%, 10/15/2030(a)		1,583	1,480,326
4.375%, 01/15/2028(a)		3,033	2,983,168
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.75%, 06/01/2027(a)		410	409,701
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		938	901,690

			9,241,625

Consumer Cyclical - Retailers – 4.7%
Advance Auto Parts, Inc. 3.90%, 04/15/2030		448	412,778
7.00%, 08/01/2030(a)		3,042	3,121,427
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		417	405,065
Beach Acquisition Bidco LLC 5.25%, 07/15/2032(a)	EUR	668	799,393
Boots Group Finco LP 5.375%, 08/31/2032(a)		781	939,272
Carvana Co. 9.00%, 12/01/2028(a) (b) (c)	U.S.$	1,085	1,110,431

	Principal Amount (000)		U.S. $ Value

9.00%, 06/01/2030(a) (b) (c)	U.S.$	2,076	$2,168,652
9.00%, 06/01/2031(a) (b) (c)		367	416,461
Champ Acquisition Corp. 8.375%, 12/01/2031(a)		1,100	1,174,437
FirstCash, Inc. 4.625%, 09/01/2028(a)		4,731	4,654,358
Gap, Inc. (The) 3.625%, 10/01/2029(a)		2,656	2,487,556
3.875%, 10/01/2031(a)		2,893	2,611,222
Global Auto Holdings Ltd/AAG FH UK Ltd. 8.375%, 01/15/2029(a)		3,265	3,028,647
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		3,328	3,228,892
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		654	616,022
Penske Automotive Group, Inc. 3.75%, 06/15/2029		426	406,004
PetSmart LLC/PetSmart Finance Corp. 7.50%, 09/15/2032(a)		2,495	2,468,877
QXO Building Products, Inc. 6.75%, 04/30/2032(a)		1,005	1,041,481
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		1,840	1,790,026
4.875%, 11/15/2031(a)		1,739	1,663,545
Staples, Inc. 10.75%, 09/01/2029(a)		1,864	1,788,135
VF Corp. 2.95%, 04/23/2030		2,070	1,803,529
William Carter Co. (The) 5.625%, 03/15/2027(a)		81	80,896

			38,217,106

Consumer Non-Cyclical – 7.0%
AdaptHealth LLC 4.625%, 08/01/2029(a)		500	473,385
5.125%, 03/01/2030(a)		2,769	2,640,574
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(a)		200	198,634
3.50%, 03/15/2029(a)		1,849	1,759,009
5.875%, 02/15/2028(a)		1,865	1,865,261
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		3,128	3,264,068
Bausch Health Cos., Inc. 11.00%, 09/30/2028(a)		460	482,273
CAB SELAS 3.375%, 02/01/2028(a)	EUR	859	935,097
Central Garden & Pet Co. 4.125%, 10/15/2030	U.S.$	3	2,838
DaVita, Inc. 4.625%, 06/01/2030(a)		3,700	3,561,953

	Principal Amount (000)		U.S. $ Value

Embecta Corp. 5.00%, 02/15/2030(a)	U.S.$	6,191	$5,811,739
6.75%, 02/15/2030(a)		366	354,522
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	862,769
Grifols SA 3.875%, 10/15/2028(a)	EUR	1,524	1,740,155
4.75%, 10/15/2028(a)	U.S.$	3,183	3,087,033
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	1,065,115
Iceland Bondco PLC 7.536% (EURIBOR 3 Month + 5.50%), 12/15/2027(a) (d)		199	233,852
10.875%, 12/15/2027(a)	GBP	114	162,295
IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	925,708
5.00%, 10/15/2026(a)	U.S.$	1,570	1,569,074
5.00%, 05/15/2027(a)		413	411,790
Kedrion SpA 6.50%, 09/01/2029(a)		1,578	1,552,768
LifePoint Health, Inc. 9.875%, 08/15/2030(a)		2,365	2,561,319
11.00%, 10/15/2030(a)		1,991	2,194,779
Medline Borrower LP 3.875%, 04/01/2029(a)		2,504	2,406,019
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)	EUR	419	498,134
ModivCare, Inc. 5.00% (5.00% Cash or 10.00% PIK), 10/01/2029(c) (e) (f) (g)	U.S.$	1,626	16,265
5.00%, 10/01/2029(e) (f) (g)		47	165
Newell Brands, Inc. 8.50%, 06/01/2028(a)		1,189	1,256,725
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		4,080	3,908,395
Owens & Minor, Inc. 4.50%, 03/31/2029(a)		3	2,548
6.625%, 04/01/2030(a)		158	137,108
Performance Food Group, Inc. 5.50%, 10/15/2027(a)		1,982	1,979,007
Post Holdings, Inc. 4.625%, 04/15/2030(a)		2,611	2,517,265
5.50%, 12/15/2029(a)		890	887,935
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	267,549
Tenet Healthcare Corp. 4.25%, 06/01/2029	U.S.$	588	572,659
4.625%, 06/15/2028		2,314	2,288,199
5.125%, 11/01/2027		1,168	1,165,033
US Foods, Inc. 4.75%, 02/15/2029(a)		585	576,436

	Principal Amount (000)		U.S. $ Value

Whirlpool Corp. 6.125%, 06/15/2030	U.S.$	724	$733,224

			56,928,676

Energy – 9.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		3,675	3,658,316
5.75%, 01/15/2028(a)		481	482,183
Baytex Energy Corp. 8.50%, 04/30/2030(a)		1,178	1,203,374
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		67	69,730
Buckeye Partners LP 3.95%, 12/01/2026		924	914,150
4.50%, 03/01/2028(a)		3,795	3,743,388
6.75%, 02/01/2030(a)		20	20,798
6.875%, 07/01/2029(a)		1,106	1,148,891
California Resources Corp. 8.25%, 06/15/2029(a)		1,167	1,206,911
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	355,993
8.375%, 01/15/2029(a)		1,075	1,123,719
Civitas Resources, Inc. 8.375%, 07/01/2028(a)		2,510	2,605,581
CNX Resources Corp. 6.00%, 01/15/2029(a)		3,351	3,358,406
7.375%, 01/15/2031(a)		100	103,723
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		1,738	1,819,425
Excelerate Energy LP 8.00%, 05/15/2030(a)		4,662	4,963,771
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, 05/15/2032		774	804,767
8.25%, 01/15/2029		839	875,840
8.875%, 04/15/2030		1,307	1,385,119
Harvest Midstream I LP 7.50%, 09/01/2028(a)		2,869	2,902,481
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		190	187,866
6.00%, 04/15/2030(a)		2,266	2,244,133
6.25%, 04/15/2032(a)		2,543	2,437,618
Kraken Oil & Gas Partners LLC 7.625%, 08/15/2029(a)		1,622	1,614,263
Matador Resources Co. 6.875%, 04/15/2028(a)		552	564,729
Murphy Oil Corp. 6.375%, 07/15/2028		517	519,911
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		2,930	2,978,667

	Principal Amount (000)		U.S. $ Value

NFE Financing LLC 12.00%, 11/15/2029(a)	U.S.$	5,690	$2,095,587
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		1,393	1,422,002
NuStar Logistics LP 5.625%, 04/28/2027		1,817	1,827,557
6.00%, 06/01/2026		1,163	1,166,303
6.375%, 10/01/2030		769	797,361
Parkland Corp. 4.50%, 10/01/2029(a)		2,409	2,345,306
4.625%, 05/01/2030(a)		1,304	1,265,597
5.875%, 07/15/2027(a)		3	3,002
6.625%, 08/15/2032(a)		1,145	1,179,339
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 02/15/2028		1,053	1,040,038
7.875%, 09/15/2030(a)		391	378,148
9.875%, 03/15/2030(a)		1,068	1,102,710
Rockies Express Pipeline LLC 4.95%, 07/15/2029(a)		405	398,281
SM Energy Co. 6.75%, 08/01/2029(a)		4,756	4,803,560
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		1,335	1,332,597
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		392	382,345
7.00%, 09/15/2028(a)		4,746	4,902,760
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.375%, 02/15/2029(a)		1,758	1,811,584
Talos Production, Inc. 9.00%, 02/01/2029(a)		610	629,252
Transocean, Inc. 8.75%, 02/15/2030(a)		1,313	1,389,111
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		300	311,250
8.375%, 06/01/2031(a)		1,009	1,058,935
9.50%, 02/01/2029(a)		3,743	4,120,594
9.875%, 02/01/2032(a)		1,254	1,365,543
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029(a)		329	333,833

			80,756,348

Other Industrial – 0.7%
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	786,757
Gates Corp./DE 6.875%, 07/01/2029(a)	U.S.$	340	353,603
Resideo Funding, Inc. 6.50%, 07/15/2032(a)		1,364	1,394,786

	Principal Amount (000)		U.S. $ Value

Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)	U.S.$	2,952	$2,992,944

			5,528,090

Services – 6.2%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		3,691	3,876,990
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	182,334
4.625%, 06/01/2028(a)	U.S.$	4,085	3,988,984
ANGI Group LLC 3.875%, 08/15/2028(a)		5,221	4,918,286
Aramark International Finance SARL 4.375%, 04/15/2033(a)	EUR	120	140,917
Aramark Services, Inc. 5.00%, 02/01/2028(a)	U.S.$	4,319	4,290,927
Belron UK Finance PLC 5.75%, 10/15/2029(a)		5,114	5,179,101
Cars.com, Inc. 6.375%, 11/01/2028(a)		1,545	1,546,190
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		1,612	1,555,661
4.875%, 07/01/2029(a)		5,605	5,303,395
Engineering - Ingegneria Informatica - SpA 7.73% (EURIBOR 3 Month + 5.75%), 02/15/2030(a) (d)	EUR	666	794,762
8.625%, 02/15/2030(a)		399	504,569
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	3,323	3,300,071
6.00%, 06/01/2029(a)		3,189	3,163,392
7.75%, 02/15/2028(a)		250	257,363
8.25%, 08/01/2032(a)		183	190,424
Getty Images, Inc. 11.25%, 02/21/2030(a)		250	233,905
Matthews International Corp. 8.625%, 10/01/2027(a)		725	751,252
OT Midco, Inc. 10.00%, 02/15/2030(a)		50	34,438
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		1,131	1,097,556
5.75%, 04/15/2026(a)		1,374	1,379,221
6.25%, 01/15/2028(a)		520	520,229
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		4,423	4,515,485
Sabre GLBL, Inc. 11.125%, 07/15/2030(a)		2,137	2,094,495

	Principal Amount (000)		U.S. $ Value

Techem Verwaltungsgesellschaft 675 mbH 5.375%, 07/15/2029(a)	EUR	777	$940,291

			50,760,238

Technology – 3.1%
Almaviva-The Italian Innovation Co. SpA 5.00%, 10/30/2030(a)		1,870	2,220,003
Amentum Holdings, Inc. 7.25%, 08/01/2032(a)	U.S.$	4,569	4,768,346
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029(a)		836	800,453
CoreWeave, Inc. 9.25%, 06/01/2030(a)		391	392,337
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)		2,080	2,205,736
Ellucian Holdings, Inc. 6.50%, 12/01/2029(a)		766	781,603
Gen Digital, Inc. 6.75%, 09/30/2027(a)		1,022	1,040,100
GoTo Group, Inc. 5.50%, 05/01/2028(a)		608	332,186
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 8.75%, 05/01/2029(a)		115	118,131
Imola Merger Corp. 4.75%, 05/15/2029(a)		3,273	3,195,332
IPD 3 BV 5.50%, 06/15/2031(a)	EUR	633	753,285
Kioxia Holdings Corp. 6.25%, 07/24/2030(a)	U.S.$	2,076	2,078,616
NCR Atleos Corp. 9.50%, 04/01/2029(a)		372	403,412
Playtika Holding Corp. 4.25%, 03/15/2029(a)		3,790	3,482,328
Rackspace Finance LLC 3.50%, 05/15/2028(a)		1,075	513,215
TeamSystem SpA 5.00%, 07/01/2031(a)	EUR	1,044	1,237,704
Virtusa Corp. 7.125%, 12/15/2028(a)	U.S.$	269	263,364
Western Digital Corp. 4.75%, 02/15/2026		884	882,188
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875%, 02/01/2029(a)		8	7,511

			25,475,850

Transportation - Airlines – 1.5%
Allegiant Travel Co. 7.25%, 08/15/2027(a)		3,215	3,272,388

	Principal Amount (000)		U.S. $ Value

American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)	U.S.$	652	$652,207
5.75%, 04/20/2029(a)		6,274	6,310,515
Avianca Midco 2 PLC 9.00%, 12/01/2028(a)		425	417,724
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, 09/20/2031(a)		1,226	1,217,957
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 11.00% (11.00% Cash or 8.00% Cash and 4.00% PIK), 03/12/2030(a) (b) (c)		253	119,024

			11,989,815

Transportation - Services – 2.5%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.375%, 05/21/2030(a)	EUR	246	297,707
7.00%, 05/21/2030(a)	U.S.$	596	615,781
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		1,270	1,230,109
5.375%, 03/01/2029(a)		1,342	1,301,767
5.75%, 07/15/2027(a)		20	19,921
8.00%, 02/15/2031(a)		830	857,805
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,425,273
Beacon Mobility Corp. 7.25%, 08/01/2030(a)	U.S.$	2,236	2,318,643
Boels Topholding BV 6.25%, 02/15/2029(a)	EUR	492	593,295
Dcli Bidco LLC 7.75%, 11/15/2029(a)	U.S.$	656	671,810
Hertz Corp. (The) 4.625%, 12/01/2026(a)		864	801,481
12.625%, 07/15/2029(a)		1,521	1,576,562
Kapla Holding SAS 5.00%, 04/30/2031(a)	EUR	1,498	1,773,345
Loxam SAS 4.50%, 02/15/2027(a)		104	122,830
6.375%, 05/31/2029(a)		185	224,347
Mundys SpA 1.875%, 02/12/2028(a)		573	652,339
PROG Holdings, Inc. 6.00%, 11/15/2029(a)	U.S.$	4,984	4,870,464
Rand Parent LLC 8.50%, 02/15/2030(a)		910	942,105
Upbound Group, Inc. 6.375%, 02/15/2029(a)		407	399,418

			20,695,002

			564,947,580

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 8.1%
Banking – 0.7%
Bread Financial Holdings, Inc. 9.75%, 03/15/2029(a)	U.S.$	4,548	$4,859,583
Freedom Mortgage Corp. 12.25%, 10/01/2030(a)		548	607,798

			5,467,381

Brokerage – 1.7%
AG Issuer LLC 6.25%, 03/01/2028(a)		2,056	2,060,235
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		2,036	2,086,615
Aretec Group, Inc. 10.00%, 08/15/2030(a)		5,495	6,001,584
Jane Street Group/JSG Finance, Inc. 4.50%, 11/15/2029(a)		1,705	1,645,837
Osaic Holdings, Inc. 6.75%, 08/01/2032(a)		217	221,088
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 06/15/2031(a)		1,675	1,763,105

			13,778,464

Finance – 3.9%
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		1,055	973,417
Curo SPV LLC 13.00%, 08/02/2027(h) (i)		1,144	1,132,493
Enova International, Inc. 9.125%, 08/01/2029(a)		2,874	3,030,346
11.25%, 12/15/2028(a)		1,667	1,777,639
Freedom Mortgage Holdings LLC 9.125%, 05/15/2031(a)		286	300,391
9.25%, 02/01/2029(a)		1,408	1,476,513
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		788	792,452
8.00%, 02/15/2027(a)		674	691,895
8.00%, 06/15/2028(a)		1,711	1,816,415
goeasy Ltd. 7.375%, 10/01/2030(a)		186	191,712
7.625%, 07/01/2029(a)		4,634	4,797,951
9.25%, 12/01/2028(a)		954	1,003,980
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		4,857	4,719,887
Midcap Financial Issuer Trust 6.50%, 05/01/2028(a)		3,001	2,992,417
Navient Corp. 5.50%, 03/15/2029		944	932,672
9.375%, 07/25/2030		3,409	3,767,013
11.50%, 03/15/2031		1,126	1,272,943

	Principal Amount (000)		U.S. $ Value

Rfna LP 7.875%, 02/15/2030(a)	U.S.$	301	$311,698

			31,981,834

Financial Services – 0.9%
Armor Holdco, Inc. 8.50%, 11/15/2029(a)		1,360	1,333,834
Encore Capital Group, Inc. 8.50%, 05/15/2030(a)		2,366	2,499,513
9.25%, 04/01/2029(a)		3,186	3,373,528

			7,206,875

Insurance – 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		254	259,232
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,374	1,672,726

			1,931,958

REITs – 0.7%
Aedas Homes Opco SL 4.00%, 08/15/2026(a)		826	965,818
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	377	370,444
Five Point Operating Co. LP/Five Point Capital Corp. 10.50%, 01/15/2028(a) (c)		745	751,416
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		411	408,579
Service Properties Trust 8.375%, 06/15/2029		3,516	3,634,313
Vivion Investments SARL 6.50% Series E, 02/28/2029(a) (b) (c)	EUR	1	816

			6,131,386

			66,497,898

Utility – 1.2%
Electric – 1.2%
Calpine Corp. 5.125%, 03/15/2028(a)	U.S.$	1,177	1,175,741
NRG Energy, Inc. 3.375%, 02/15/2029(a)		3,378	3,203,492
5.25%, 06/15/2029(a)		2,492	2,483,602
5.75%, 07/15/2029(a)		1,309	1,312,901
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		300	293,397
5.50%, 09/01/2026(a)		1,083	1,083,671

			9,552,804

	Principal Amount (000)		U.S. $ Value

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375%, 06/01/2028(a)	U.S.$	150	$154,812

			9,707,616

Total Corporates - Non-Investment Grade (cost $634,001,885)			641,153,094

CORPORATES - INVESTMENT GRADE – 12.7%
Industrial – 8.1%
Capital Goods – 0.1%
Embraer Netherlands Finance BV 7.00%, 07/28/2030(a)		370	398,300
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		19	18,402
Regal Rexnord Corp. 6.05%, 04/15/2028		103	106,597

			523,299

Communications - Media – 0.4%
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		2,372	2,360,448
Pinewood Finco PLC 3.25%, 09/30/2025(a)	GBP	620	833,463

			3,193,911

Consumer Cyclical - Automotive – 1.1%
Adient Global Holdings Ltd. 7.00%, 04/15/2028(a)	U.S.$	1,263	1,299,513
Ford Motor Co. 3.25%, 02/12/2032		1,508	1,292,145
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		254	248,915
2.90%, 02/10/2029		425	391,574
3.625%, 06/17/2031		200	179,978
4.95%, 05/28/2027		731	729,077
5.80%, 03/08/2029		846	855,467
5.875%, 11/07/2029		514	519,818
6.532%, 03/19/2032		200	205,636
6.80%, 05/12/2028		648	672,669
7.35%, 11/04/2027		1,437	1,496,133
7.35%, 03/06/2030		387	412,101
Jaguar Land Rover Automotive PLC 6.875%, 11/15/2026(a)	EUR	478	582,780
Phinia, Inc. 6.75%, 04/15/2029(a)	U.S.$	50	51,680
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)		384	390,440

			9,327,926

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Entertainment – 1.7%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$	4,226	$4,151,284
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,090,606
Royal Caribbean Cruises Ltd. 3.70%, 03/15/2028		1,122	1,102,051
4.25%, 07/01/2026(a)		300	299,214
5.375%, 07/15/2027(a)		1,021	1,029,372
5.50%, 08/31/2026(a)		792	795,136
5.50%, 04/01/2028(a)		3,687	3,754,583
5.625%, 09/30/2031(a)		1,239	1,260,051

			13,482,297

Consumer Cyclical - Other – 1.0%
Brightstar Lottery PLC 5.25%, 01/15/2029(a)		55	54,738
Flutter Treasury DAC 4.00%, 06/04/2031(a)	EUR	852	996,538
5.00%, 04/29/2029(a)		139	167,990
5.875%, 06/04/2031(a)	U.S.$	361	367,874
6.125%, 06/04/2031(a)	GBP	456	620,274
6.375%, 04/29/2029(a)	U.S.$	205	212,431
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(a)		204	187,425
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		1,227	1,240,129
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		3,300	2,965,875
Voyager Parent LLC 9.25%, 07/01/2032(a)		1,438	1,517,895

			8,331,169

Consumer Cyclical - Retailers – 0.0%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(a)		105	103,981

Consumer Non-Cyclical – 0.1%
Viatris, Inc. 2.70%, 06/22/2030		827	742,977

Energy – 1.1%
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)		1,403	1,204,812
EQT Corp. 4.50%, 01/15/2029(a)		202	201,501
6.50%, 07/01/2027(a)		1,101	1,123,659
Harbour Energy PLC 5.50%, 10/15/2026(a)		315	311,510
Hess Midstream Operations LP 5.125%, 06/15/2028(a)		3,772	3,766,229
5.875%, 03/01/2028(a)		141	143,460

	Principal Amount (000)		U.S. $ Value

Permian Resources Operating LLC 5.875%, 07/01/2029(a)	U.S.$	55	$55,010
7.00%, 01/15/2032(a)		391	405,064
8.00%, 04/15/2027(a)		355	361,479
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	220,583
Var Energi ASA 7.50%, 01/15/2028(a)		703	745,989
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		424	406,535

			8,945,831

Other Industrial – 0.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		5,147	5,035,568

Services – 0.8%
Block, Inc. 2.75%, 06/01/2026		3,947	3,884,637
5.625%, 08/15/2030(a)		1,827	1,870,538
6.50%, 05/15/2032		396	410,272
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	132	191,951

			6,357,398

Technology – 0.1%
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028	U.S.$	406	391,266

Transportation - Airlines – 1.1%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		762	762,366
United Airlines, Inc. 4.375%, 04/15/2026(a)		7,121	7,099,067
4.625%, 04/15/2029(a)		881	867,838

			8,729,271

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		160	152,947
5.875%, 07/05/2034(a)		78	79,654

			232,601

Transportation - Services – 0.0%
Adani Ports & Special Economic Zone Ltd. 4.375%, 07/03/2029(a)		202	194,425

	Principal Amount (000)		U.S. $ Value

United Rentals North America, Inc. 3.875%, 11/15/2027	U.S.$	50	$49,186

			243,611

			65,641,106

Financial Institutions – 4.5%
Banking – 3.6%
Ally Financial, Inc. 6.848%, 01/03/2030		1,201	1,274,922
8.00%, 11/01/2031		809	926,054
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		752	781,794
BPCE SA 5.876%, 01/14/2031(a)		686	714,860
CaixaBank SA 5.673%, 03/15/2030(a)		1,324	1,375,993
5.875%, 10/09/2027(a) (j)	EUR	200	242,631
Capital One Financial Corp. 5.463%, 07/26/2030	U.S.$	1,573	1,628,118
5.70%, 02/01/2030		751	779,621
Citigroup, Inc. Series AA 7.625%, 11/15/2028(j)		205	215,090
Series W 4.00%, 12/10/2025(j)		207	205,456
Series X 3.875%, 02/18/2026(j)		154	152,435
Deutsche Bank AG/New York NY 3.729%, 01/14/2032		3,990	3,734,520
3.742%, 01/07/2033		230	210,551
7.146%, 07/13/2027		574	586,915
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		2,636	2,467,138
5.71%, 01/15/2026(a)		2,436	2,441,871
Lloyds Banking Group PLC 4.976%, 08/11/2033		403	403,915
Synchrony Financial 5.935%, 08/02/2030		610	631,923
7.25%, 02/02/2033		6,043	6,370,108
Truist Financial Corp. Series N 6.669%, 03/01/2026(j)		626	626,601
UBS Group AG 3.875%, 06/02/2026(a) (j)		445	437,884
4.375%, 02/10/2031(a) (j)		507	455,529
UniCredit SpA 5.861%, 06/19/2032(a)		1,787	1,808,873
Wells Fargo & Co. Series BB 3.90%, 03/15/2026(j)		878	869,589

			29,342,391

	Principal Amount (000)		U.S. $ Value

Finance – 0.0%
FS KKR Capital Corp. 3.125%, 10/12/2028	U.S.$	115	$105,589
3.40%, 01/15/2026		115	114,271

			219,860

Insurance – 0.4%
Athene Global Funding 2.55%, 11/19/2030(a)		117	105,328
5.583%, 01/09/2029(a)		93	96,180
Centene Corp. 2.50%, 03/01/2031		798	680,431
2.625%, 08/01/2031		679	575,839
3.00%, 10/15/2030		1,320	1,167,118
Hartford Insurance Group, Inc. (The) Series ICON 6.598% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (d)		859	799,110

			3,424,006

REITs – 0.5%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		79	79,242
Newmark Group, Inc. 7.50%, 01/12/2029		2,931	3,138,339
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		529	536,591
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	204,347

			3,958,519

			36,944,776

Utility – 0.1%
Electric – 0.1%
Adani Electricity Mumbai Ltd. 3.949%, 02/12/2030(a)		200	185,160
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		134	132,123
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	400,740

			718,023

Total Corporates - Investment Grade (cost $100,829,139)			103,303,905

BANK LOANS – 3.1%
Industrial – 2.6%
Basic – 0.2%
INEOS US Petrochem LLC 8.666% (CME Term SOFR 1 Month + 4.25%), 04/02/2029(i) (k)		1,900	1,705,420

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.2%
ACProducts Holdings, Inc. 8.807% (CME Term SOFR 3 Month + 4.25%), 05/17/2028(k)	U.S.$	648	$523,260
ECO Material Technologies, Inc. 7.467% (CME Term SOFR 6 Month + 3.25%), 02/12/2032(i) (k)		1,660	1,660,000

			2,183,260

Communications - Media – 0.5%
Coral US Co. 7.478% (CME Term SOFR 1 Month + 3.00%), 10/15/2029(k)		320	318,935
DIRECTV Financing LLC 9.82% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(k)		2,038	2,021,279
Gray Television, Inc. 7.468% (CME Term SOFR 1 Month + 3.00%), 12/01/2028(k)		1,025	1,019,832
Radiate Holdco, LLC 1.500% (PIK Interest 12 + 1.50%), 09/25/2029(k)		385	312,825
7.931% (CME Term SOFR 1 Month + 3.50%), 09/25/2029(k)		385	312,825

			3,985,696

Communications - Telecommunications – 0.1%
Crown Subsea Commercial Holding, Inc. 7.818% (CME Term SOFR 3 Month + 3.50%), 01/30/2031(k)		475	478,114

Consumer Cyclical - Automotive – 0.1%
RealTruck Group, Inc. 10.31% (CME Term SOFR 3 Month + 5.00%), 01/31/2028(k)		965	902,680

Consumer Cyclical - Other – 0.1%
Weber-Stephen Products LLC 7.681% (CME Term SOFR 3 Month + 3.25%), 10/30/2027(k)		507	505,029

Consumer Non-Cyclical – 0.6%
Bausch & Lomb Corp. 8.566% (CME Term SOFR 1 Month + 4.25%), 01/15/2031(k)		937	937,196
Gainwell Acquisition Corp. 8.396% (CME Term SOFR 3 Month + 4.00%), 10/01/2027(k)		382	375,029
ModivCare, Inc. 11.37%, 02/22/2026(i) (l)		29	28,269
MPH Acquisition Holdings LLC 8.058% (CME Term SOFR 3 Month + 3.75%), 12/31/2030(k)		856	854,085

	Principal Amount (000)		U.S. $ Value

Neptune Bidco US, Inc. 9.429% (CME Term SOFR 3 Month + 5.00%), 04/11/2029(k)	U.S.$	740	$718,021
Opal US LLC 7.435% (CME Term SOFR 6 Month + 3.25%), 04/28/2032(k)		1,206	1,212,030
US Radiology Specialists, Inc. 9.046% (CME Term SOFR 3 Month + 4.75%), 12/15/2027(k)		519	520,255

			4,644,885

Other Industrial – 0.0%
American Tire Distributors, Inc. 14.75% (PRIME 3 Month + 7.25%), 10/20/2028(i) (k)		444	88,795

Technology – 0.6%
Ascend Learning LLC 10.166% (CME Term SOFR 1 Month + 5.75%), 12/10/2029(k)		141	140,919
Clover Holdings 2, LLC 7.75%, 12/09/2031(i)		1,800	1,795,986
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(f) (g) (h) (i) (k)		550	4,124
Peraton Corp. 8.166% (CME Term SOFR 1 Month + 3.75%), 02/01/2028(k)		1,154	991,185
Playtika Holding Corp. 7.181% (CME Term SOFR 1 Month + 2.75%), 03/13/2028(k)		773	760,741
Polaris Newco LLC 8.32% (CME Term SOFR 3 Month + 3.75%), 06/02/2028(k)		1,266	1,200,799

			4,893,754

Transportation - Airlines – 0.2%
AS Mileage Plan IP Ltd. 6.076% (CME Term SOFR 3 Month + 1.75%), 10/15/2031(k)		814	815,120
Delta Air Lines, Inc./SkyMiles IP Ltd. 8.076% (CME Term SOFR 3 Month + 3.75%), 10/20/2027(k)		310	311,184
JetBlue Airways Corp. 9.069% (CME Term SOFR 3 Month + 4.75%), 08/27/2029(k)		854	804,898

			1,931,202

			21,318,835

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.5%
Banking – 0.0%
Orbit Private Holdings I Ltd. 7.916% (CME Term SOFR 6 Month + 3.75%), 12/11/2028(k)	U.S.$	106	$106,544

Brokerage – 0.3%
Jane Street Group LLC 6.199% (CME Term SOFR 3 Month + 2.00%), 12/15/2031(k)		2,546	2,536,844

Financial Services – 0.1%
Colossus Acquireco LLC 6.05% (CME Term SOFR 3 Month + 1.75%), 07/30/2032(k)		520	516,656

Insurance – 0.1%
Asurion LLC 8.666% (CME Term SOFR 1 Month + 4.25%), 08/19/2028(k)		968	966,361

			4,126,405

Total Bank Loans (cost $26,559,080)			25,445,240

EMERGING MARKETS - CORPORATE BONDS – 1.3%
Industrial – 1.2%
Basic – 0.2%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		486	337,313
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		341	263,491
CSN Resources SA 7.625%, 04/17/2026(a)		274	272,974
First Quantum Minerals Ltd. 9.375%, 03/01/2029(a)		549	581,885
Volcan Cia Minera SAA 8.75%, 01/24/2030(a)		128	130,157

			1,585,820

Communications - Media – 0.0%
Digi Romania SA 3.25%, 02/05/2028(a)	EUR	200	230,296

Consumer Cyclical - Other – 0.5%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)	U.S.$	428	413,020
5.625%, 07/17/2027(a)		356	355,110
5.75%, 07/21/2028(a)		1,178	1,169,283
MGM China Holdings Ltd. 5.875%, 05/15/2026(a)		216	215,865

	Principal Amount (000)		U.S. $ Value

Wynn Macau Ltd. 5.50%, 01/15/2026(a)	U.S.$	1,775	$1,773,225
5.625%, 08/26/2028(a)		345	342,569

			4,269,072

Consumer Non-Cyclical – 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		28	27,294
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	568,683
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	193	188,669
4.75%, 05/09/2027		1,620	1,606,457
5.125%, 05/09/2029		372	372,930

			2,764,033

Energy – 0.1%
Ecopetrol SA 8.625%, 01/19/2029		216	234,014
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		216	175,779
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	546,560
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		209	196,878

			1,153,231

Technology – 0.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.875%, 02/03/2030(a)		470	478,404

			10,480,856

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	194,187
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		247	243,764
Terraform Global Operating LP 6.125%, 03/01/2026(a)		42	41,799

			479,750

Total Emerging Markets - Corporate Bonds (cost $10,913,819)			10,960,606

EMERGING MARKETS - SOVEREIGNS – 0.6%
Angola – 0.2%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	688,237
9.50%, 11/12/2025(a)		710	713,106

			1,401,343

	Principal Amount (000)		U.S. $ Value

Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(a)	U.S.$	570	$594,761

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	202,188

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	767,836

Lebanon – 0.0%
Lebanon Government International Bond Series 10Y 6.85%, 03/23/2027(a) (f) (g)		11	2,151
Series E 6.10%, 10/04/2022(a) (f) (m)		210	41,055
Series G 6.60%, 11/27/2026(a) (f) (g)		51	9,970

			53,176

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	513,078
6.75%, 03/13/2048(a)	U.S.$	483	306,855

			819,933

South Africa – 0.1%
Republic of South Africa Government International Bond Series 10Y 4.85%, 09/27/2027		540	540,499
Series 12Y 4.30%, 10/12/2028		208	202,614

			743,113

Ukraine – 0.0%
Ukraine Government International Bond 0.00%, 02/01/2030(a) (c)		16	8,201
4.50%, 02/01/2035(a) (c)		119	63,327
4.50%, 02/01/2036(a) (c)		89	47,049

			118,577

Total Emerging Markets - Sovereigns (cost $5,224,302)			4,700,927

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.2%
Petroleos Mexicanos 6.49%, 01/23/2027	U.S.$	1,127	$1,128,521
6.75%, 09/21/2047		191	149,085
6.95%, 01/28/2060		58	44,921

			1,322,527

South Africa – 0.0%
Transnet/South Africa 8.25%, 02/06/2028(a)		370	387,714

Total Quasi-Sovereigns (cost $1,725,726)			1,710,241

COLLATERALIZED LOAN OBLIGATIONS – 0.2%
CLO - Floating Rate – 0.2%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 6.584% (CME Term SOFR 3 Month + 2.26%), 04/17/2033(a) (d)		644	643,832
GREYWOLF CLO VI Ltd. Series 2018-1A, Class A1 5.605% (CME Term SOFR 3 Month + 1.29%), 04/26/2031(a) (d)		61	60,873
Magnetite XXV Ltd. Series 2020-25A, Class D 7.88% (CME Term SOFR 3 Month + 3.56%), 01/25/2032(a) (d)		250	250,816
Regatta XIX Funding Ltd. Series 2022-1A, Class D 7.625% (CME Term SOFR 3 Month + 3.30%), 04/20/2035(a) (d)		377	379,043
Rockford Tower CLO Ltd. Series 2021-2A, Class D 7.837% (CME Term SOFR 3 Month + 3.51%), 07/20/2034(a) (d)		250	250,000
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 5.579% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a) (d)		116	115,826

Total Collateralized Loan Obligations (cost $1,697,565)			1,700,390

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Floating Rate CMBS – 0.1%
BFLD Mortgage Trust Series 2021-FPM, Class A 6.078% (CME Term SOFR 1 Month + 1.71%), 06/15/2038(a) (d)		690	690,000

	Principal Amount (000)		U.S. $ Value

Non-Agency Fixed Rate CMBS – 0.1%
CD Mortgage Trust Series 2016-CD1, Class XA 1.473%, 08/10/2049(n)	U.S.$	3,562	$14,831
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 1.123%, 10/12/2050(n)		2,412	40,936
Commercial Mortgage Trust Series 2012-CR3, Class D 4.434%, 10/15/2045(a)		100	80,127
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.294%, 08/10/2044(a)		210	185,095
Series 2011-GC5, Class D 5.294%, 08/10/2044(a)		236	172,648
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.747%, 10/15/2049(n)		2,024	20,831
WFRBS Commercial Mortgage Trust Series 2011-C4, Class E 5.15%, 06/15/2044(a)		25	23,890

			538,358

Total Commercial Mortgage-Backed Securities (cost $1,342,048)			1,228,358

	Shares

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(f) (h)		38,964	95,852

Industrials – 0.0%
Transportation Infrastructure – 0.0%
Spirit Airlines LLC(f)		22,351	27,268

Total Common Stocks (cost $625,047)			123,120

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Other Industrial – 0.0%
Asphalt ATD Holdco - Class A 0.00%(f) (h) (i) (cost $66,596)		2,684	66,590

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Risk Share Floating Rate – 0.0%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 10.163% (CME Term SOFR + 5.81%), 04/25/2028(d)		34	33,969

	Principal Amount (000)		U.S. $ Value

Series 2016-C01, Class 2M2 11.413% (CME Term SOFR + 7.06%), 08/25/2028(d)	U.S.$	12	$12,679
Series 2017-C07, Class 2M2 6.963% (CME Term SOFR + 2.61%), 05/25/2030(d)		4	4,369

Total Collateralized Mortgage Obligations (cost $50,430)			51,017

	Shares

SHORT-TERM INVESTMENTS – 1.7%
Investment Companies – 1.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(o) (p) (q) (cost $13,476,159)		13,476,159	13,476,159

Total Investments – 98.5% (cost $796,511,796)(r)			803,919,647
Other assets less liabilities – 1.5%			12,578,882

Net Assets – 100.0%			$816,498,529

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	130	December 2025	$14,230,938	$74,117
Sold Contracts
Euro-BOBL Futures	14	September 2025	1,924,816	10,652
U.S. 10 Yr Ultra Futures	3	December 2025	343,219	(1,000)
U.S. Long Bond (CBT) Futures	10	December 2025	1,142,500	(570)
U.S. T-Note 2 Yr (CBT) Futures	29	December 2025	6,047,633	(3,172)
U.S. T-Note 10 Yr (CBT) Futures	305	December 2025	34,312,500	(153,688)
U.S. Ultra Bond (CBT) Futures	7	December 2025	815,938	984

				$(72,677)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	GBP	1,745	USD	2,348	09/19/2025	$(9,729)
Morgan Stanley Capital Services, Inc.	EUR	31,463	USD	37,107	09/10/2025	261,761
State Street Bank & Trust Co.	EUR	367	USD	432	09/10/2025	1,866
State Street Bank & Trust Co.	EUR	763	USD	879	09/10/2025	(14,503)
State Street Bank & Trust Co.	USD	1,363	EUR	1,169	09/10/2025	5,699

						$245,094

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the aggregate market value of these securities amounted to $660,878,297 or 80.9% of net assets.

(b)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at August 31, 2025.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2025.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2025.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.78% of net assets as of August 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Altice France SA 5.125%, 07/15/2029	07/27/2022- 12/03/2024	$2,266,439	$2,425,869	0.30%
Altice France SA 5.50%, 01/15/2028	09/25/2023- 09/28/2023	423,110	430,393	0.05%
Altice France SA 5.50%, 10/15/2029	09/21/2023- 11/09/2023	1,470,195	1,631,669	0.20%
Altice France SA 8.125%, 02/01/2027	08/08/2023	542,456	546,999	0.07%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 6.00%, 06/15/2027	12/04/2024- 12/11/2024	1,300,593	1,300,039	0.16%
ModivCare, Inc. 5.00%, 10/01/2029	11/09/2023	1,381,904	16,430	0.00%
ModivCare, Inc. 5.00%, 10/01/2029	03/07/2025- 04/01/2025	1,381,904	16,430	0.00%

(f)	Non-income producing security.
(g)	Defaulted.
(h)	Fair valued by the Adviser.
(i)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(k)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at August 31, 2025.
(l)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the Secured Overnight Financing Rate (“SOFR”) plus a premium which was determined at the time of purchase.

(m)	Defaulted matured security.
(n)	IO - Interest Only.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	The rate shown represents the 7-day yield as of period end.
(q)	Affiliated investments.

(r)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $20,401,322 and gross unrealized depreciation of investments was $(12,821,054), resulting in net unrealized appreciation of $7,580,268.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CME – Chicago Mercantile Exchange

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

PRIME – US Bank Prime Loan Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN*

August 31, 2025 (unaudited)

76.3%	United States
4.7%	Canada
2.6%	United Kingdom
2.1%	Italy
1.8%	Germany
1.7%	France
1.5%	Luxembourg
1.2%	Spain
0.9%	Netherlands
0.8%	Japan
0.8%	Ireland
0.5%	Australia
0.3%	Israel
3.1%	Other
1.7%	Short-Term Investments

100.0%

*

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Angola, Bahrain, Brazil, Cayman Islands, Chile, Colombia, Egypt, Finland, Guatemala, Hong Kong, India, Ivory Coast, Jersey (Channel Islands), Kazakhstan, Lebanon, Macau, Malaysia, Mexico, Norway, Peru, Puerto Rico, Romania, Senegal, Slovenia, South Africa, Switzerland, Ukraine and Zambia.

AB Active ETFs, Inc.

AB Short Duration High Yield ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$—	$640,020,601	$1,132,493	$641,153,094
Corporates - Investment Grade	—	103,303,905	—	103,303,905
Bank Loans	—	20,162,646	5,282,594	25,445,240
Emerging Markets - Corporate Bonds	—	10,960,606	—	10,960,606
Emerging Markets - Sovereigns	—	4,700,927	—	4,700,927
Quasi-Sovereigns	—	1,710,241	—	1,710,241
Collateralized Loan Obligations	—	1,700,390	—	1,700,390
Commercial Mortgage-Backed Securities	—	1,228,358	—	1,228,358
Common Stocks	123,120	—	—	123,120
Preferred Stocks	—	—	66,590	66,590
Collateralized Mortgage Obligations	—	51,017	—	51,017
Short-Term Investments	13,476,159	—	—	13,476,159

Total Investments in Securities	13,599,279	783,838,691	6,481,677	803,919,647
Other Financial Instruments(a):
Assets:
Futures	85,753	—	—	85,753
Forward Currency Exchange Contracts	—	269,326	—	269,326
Liabilities:
Futures	(158,430)	—	—	(158,430)
Forward Currency Exchange Contracts	—	(24,232)	—	(24,232)

Total	$13,526,602	$784,083,785	$6,481,677	$804,092,064

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$24,970	$206,098	$217,592	$13,476	$453